Operating Leases - Additional Information (Details) - Options		1 Months Ended	6 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Jun. 30, 2026
Windsor Knutsen
Operating Leases
Fixed term of contract			2 years
Bodil Knutsen
Operating Leases
Current time charter expiration year			2029
Number of options to extend one year periods			2
Option to extend term			one-year
Fortaleza Knutsen
Operating Leases
Current time charter expiration year			2027
Number of options to extend one year periods			2
Option to extend term			one-year
Recife Knutsen
Operating Leases
Fixed term of contract			2 years
Carmen Knutsen
Operating Leases
Current time charter expiration year			2030
Option to extend term			one
Hilda Knutsen
Operating Leases
Fixed term of contract			3 years
Current time charter expiration year			2027
Number of options to extend one year periods			3
Option to extend term			one-year
Torill Knutsen
Operating Leases
Current time charter expiration year			2027
Number of options to extend one year periods			3
Option to extend term			one-year
Ingrid Knutsen
Operating Leases
Current time charter expiration year			2029
Number of options to extend one year periods			3
Option to extend term			one-year
Raquel Knutsen
Operating Leases
Current time charter expiration year			2028
Time charter expiration year under options to extend			2030
Tordis Knutsen
Operating Leases
Current time charter expiration year			2028
Number of options to extend one year periods			3
Option to extend term			one-year
Vigdis Knutsen
Operating Leases
Option to extend term			two years
Bareboat charter extended expiration Year			2030
Lena Knutsen
Operating Leases
Current time charter expiration year			2028
Number of options to extend one year periods			3
Option to extend term			one-year
Anna Knutsen
Operating Leases
Current time charter expiration year			2027
Anna Knutsen | Vessel
Operating Leases
Fixed term of contract			1 year
Number of options to extend one year periods			3
Option to extend term			one-year
Brasil Knutsen
Operating Leases
Current time charter expiration year			2027
Number of options to extend one year periods			2
Option to extend term			one-year
Tove Knutsen
Operating Leases
Current time charter expiration year			2027
Time charter expiration year under options to extend			2040
Synnve Knutsen
Operating Leases
Current time charter expiration year			2029
Time charter expiration year under options to extend			2042
Tuva Knusten
Operating Leases
Current time charter expiration year			2029
Time charter expiration year under options to extend			2036
Live Knutsen
Operating Leases
Current time charter expiration year			2029
Time charter expiration year under options to extend			2032
Daqing Knutsen
Operating Leases
Current time charter expiration year			2027
Time charter expiration year under options to extend			2032
Subsequent event | Ingrid Knutsen
Operating Leases
Fixed term of contract	3 years	3 years
Number of options to extend one year periods	3
Option to extend term	one year
Subsequent event | Hedda Knutsen
Operating Leases
Current time charter expiration year		2034
Time charter expiration year under options to extend		2039